Schedule of Debt Securities Available for Sale Unrealized Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total available-for-sale debt securities with fair value		$ 1,687	$ 1,964
Total available-for-sale debt securities with unrealized losses		998	1,060
Other Debt Obligations [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value, Less than twelve months
Unrealized losses, Less than twelve months
Fair value, Less than twelve months		1,687	1,964
Unrealized losses, Less than twelve months		$ 998	$ 1,060